UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Craig Benton

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1720

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Report to Stockholders.

(a)

Osterweis Fund
OSTFX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Osterweis Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Osterweis Fund	$98	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period April 1, 2025 to March 31, 2026, the Osterweis Fund (the Fund) generated a total return of 11.22% versus 17.80% for the S&P 500 Index.
Equity markets performed well for the vast majority of the previous fiscal year, with the S&P 500 notching solid gains in each of the first three quarters and delivering only modestly negative returns in the final quarter. The period started poorly following the announcement of global reciprocal tariffs on April 2, 2025, but shortly thereafter markets began a rally that lasted for most of the remaining fiscal year. Economic fundamentals were healthy throughout the period and corporate earnings were strong. Inflation was more stable than expected, and the AI buildout continued to be a tailwind for the markets. In addition, the Federal Reserve cut rates three times, which benefited nearly all asset classes. Sentiment finally shifted in March 2026, as concerns about the economic fallout from the conflict in Iran weighed down markets.
Our underperformance for the period was primarily due to security selection. Particularly during the first three fiscal quarters, S&P 500 returns were largely driven by a narrow subset of mega cap technology companies, some of which we did not own as they failed to meet our quality growth criteria (strong fundamentals, growing free cash flow, and reasonable valuations). In addition, our picks in Financials, Health Care, Consumer Discretionary, and Industrials each lagged their counterparts in the Index. However, our selections in Communications Services and Consumer Staples both outperformed.
Sector weighting was slightly additive to our relative performance, but not enough to offset the drag from security selection. Our underweight to Consumer Staples was most beneficial, followed by our overweight to Industrials. On the other hand, our zero exposure to Energy and our overweight to Real Estate both detracted from our relative performance. Our cash reserves generated a positive absolute return during the period but also modestly reduced our relative returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Osterweis Fund	PAGE 1	TSR-AR-742935406

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
OSTFX (without sales charge)	11.22	5.94	9.93
S&P 500	17.80	12.06	14.16
Visit  https://www.osterweis.com/mutual_funds/performance for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$133,497,617
Number of Holdings	40
Net Advisory Fee	$1,107,587
Portfolio Turnover	42%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
Alphabet, Inc. - Class C	7.5%
Amazon.com, Inc.	4.1%
Microsoft Corp.	4.0%
Broadcom, Inc.	3.8%
Visa, Inc. - Class A	3.7%
Analog Devices, Inc.	3.7%
JPMorgan Chase & Co.	3.4%
Applied Materials, Inc.	3.2%
Waste Connections, Inc.	3.1%
AutoZone, Inc.	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.osterweis.com/regulatory-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Osterweis Funds documents not be householded, please contact the Osterweis Funds at  1-866-236-0050, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Osterweis Funds or your financial intermediary.
Osterweis Fund	PAGE 2	TSR-AR-742935406

Osterweis Growth & Income Fund
OSTVX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Osterweis Growth & Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Osterweis Growth & Income Fund	$102	0.97%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period April 1, 2025 to March 31, 2026, the Osterweis Growth & Income Fund (the Fund) generated a total return of 9.76% versus 12.35% for the 60% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index (the Agg).
Markets performed well for the vast majority of the fiscal year, with the S&P 500 notching solid gains in each of the first three quarters and delivering only modestly negative returns in the final quarter. Fixed income followed a similar pattern, with the Agg delivering positive returns each of the first three quarters before posting a minimal decline in the final quarter.
The announcement of global reciprocal tariffs on April 2, 2025, triggered a sharp selloff at the beginning of the period that impacted both stocks and bonds, but once the White House announced a pause on the program, markets began a rally that lasted for most of the remaining fiscal year. Economic fundamentals were relatively healthy throughout the period and corporate earnings were strong. Inflation was more stable than expected, despite the simmering trade war, and the AI buildout continued to be a tailwind. In addition, the Federal Reserve cut rates three times, which benefited nearly all asset classes. Sentiment finally shifted in March 2026, as concerns about the economic fallout from the conflict in Iran weighed down markets.
Our equity portfolio underperformed during the period primarily due to security selection. Particularly during the first three fiscal quarters, S&P 500 returns were largely driven by a narrow subset of mega cap technology companies, some of which we did not own as they failed to meet our quality growth criteria (strong fundamentals, growing free cash flow, and reasonable valuations). In addition, our picks in Financials, Consumer Discretionary, and Industrials each lagged their counterparts in the index. However, our selections in Communications Services and Consumer Staples were additive to our returns. Sector weighting also helped our relative performance, but not enough to offset the drag from security selection. Our underweight to Consumer Staples was most beneficial, followed by our overweight to Industrials.
Our fixed income portfolio outperformed the Agg over the course of the fiscal year. The first fiscal quarter was particularly favorable, as high yield bonds delivered materially stronger returns than investment grade. In the second and third fiscal quarters, declining interest rates benefited longer-duration securities and caused the fixed income portion of the Fund to trail the Agg due to its lower duration, though it continued to deliver positive absolute returns. In the final fiscal quarter, our fixed income returns were essentially flat and generally in line with the Agg.
Throughout the fiscal year, our allocation to fixed income, equity, and cash was largely unchanged, although we maintained a slightly more defensive posture in our fixed income portfolio than in our equity holdings, selectively adding longer-dated bonds when attractive opportunities arose. We believe this approach remains appropriate going forward, given the ongoing uncertainty related to inflation, monetary policy, and geopolitics.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Osterweis Growth & Income Fund	PAGE 1	TSR-AR-74316J771

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
OSTVX (without sales charge)	9.76	5.61	8.60
S&P 500	17.80	12.06	14.16
Bloomberg US Aggregate Bond	4.35	0.31	1.70
60% S&P 500/40% Bloomberg US Aggregate Blend	12.35	7.41	9.26
Visit  https://www.osterweis.com/mutual_funds/performance for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$179,105,393
Number of Holdings	160
Net Advisory Fee	$1,379,256
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
Alphabet, Inc. - Class C	4.3%
Federated Hermes US Treasury Cash Reserves - Class Institutional	3.2%
Amazon.com, Inc.	2.4%
Microsoft Corp.	2.3%
Broadcom, Inc.	2.3%
Visa, Inc. - Class A	2.2%
Analog Devices, Inc.	2.1%
JPMorgan Chase & Co.	2.1%
Novartis AG - ADR	1.9%
AutoZone, Inc.	1.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.osterweis.com/regulatory-reports.
Osterweis Growth & Income Fund	PAGE 2	TSR-AR-74316J771

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Osterweis Funds documents not be householded, please contact the Osterweis Funds at  1-866-236-0050, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Osterweis Funds or your financial intermediary.
Osterweis Growth & Income Fund	PAGE 3	TSR-AR-74316J771

Osterweis Opportunity Fund
OSTGX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Osterweis Opportunity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Osterweis Opportunity Fund	$117	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period April 1, 2025 to March 31, 2026, the Osterweis Opportunity Fund (the Fund) generated a total return of 13.34% versus 23.58% for the Russell 2000 Growth Index.
The small cap growth market performed quite well during the fiscal year, particularly during the first three fiscal quarters. The period opened with a sharp selloff following the announcement of global reciprocal tariffs on April 2, 2025, but as soon as the White House paused the program, markets began a rally that lasted the majority of the fiscal year. Economic fundamentals were healthy throughout the period despite the simmering trade war, and corporate earnings were strong. In addition, the Federal Reserve cut rates three times, which benefited nearly all asset classes. Sentiment finally shifted in the fourth fiscal quarter, primarily due to concerns about the economic fallout from the conflict in Iran.
Although it was a bullish stretch for small cap growth stocks, it was still challenging for active managers, as lower-quality businesses and non-earners outperformed companies with solid fundamentals. The Fund’s underperformance was mostly driven by security selection, particularly within Health Care, where investor interest narrowed largely to speculative biotechnology stocks. Our medical device and life sciences tools companies underperformed despite strong revenue growth and increasing margins. Our picks in Consumer Discretionary, Real Estate, and Energy also lagged their index counterparts.
These headwinds were partially offset by positive security selection in Information Technology and, to a lesser extent, Consumer Staples. Within Information Technology, holdings exposed to semiconductor and hardware companies supporting AI infrastructure contributed positively, benefiting from strong demand in data centers, defense, and communications markets.
For the fiscal year, our underperformance was also partially driven by our sector allocation. The biggest negative factor was our underweight to Industrials, followed by our zero weight in Materials and our underweight to Energy.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Osterweis Opportunity Fund	PAGE 1	TSR-AR-74316P744

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
OSTGX (without sales charge)	13.34	0.53	13.56
S&P 500	17.80	12.06	14.16
Russell 2000 Growth	23.58	1.62	9.79
Visit  https://www.osterweis.com/mutual_funds/performance for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$287,197,037
Number of Holdings	42
Net Advisory Fee	$2,798,679
Portfolio Turnover	178%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
Federated Hermes US Treasury Cash Reserves - Class Institutional	9.5%
Axos Financial, Inc.	3.7%
Life Time Group Holdings, Inc.	3.7%
Guardant Health, Inc.	3.6%
CECO Environmental Corp.	3.6%
VSE Corp.	3.5%
Vericel Corp.	3.4%
Novanta, Inc.	3.3%
Fabrinet	3.2%
Casella Waste Systems, Inc. - Class A	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.osterweis.com/regulatory-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Osterweis Funds documents not be householded, please contact the Osterweis Funds at  1-866-236-0050, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Osterweis Funds or your financial intermediary.
Osterweis Opportunity Fund	PAGE 2	TSR-AR-74316P744

Osterweis Strategic Income Fund
OSTIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the Osterweis Strategic Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.osterweis.com/regulatory-reports. You can also request this information by contacting us at 1-866-236-0050.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Osterweis Strategic Income Fund	$87	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period April 1, 2025 to March 31, 2026, the Osterweis Strategic Income Fund (the Fund) generated a total return of 4.69% versus 4.35% for the Bloomberg U.S. Aggregate Bond Index (the Agg).
The past fiscal year was a fluid stretch for bond investors that included shifting interest rate expectations, changes in Federal Reserve policy, and episodes of geopolitical and economic uncertainty. Fixed income markets alternated between periods driven by falling interest rates and risk-on sentiment and periods marked by renewed inflation concerns and market volatility.
During the first fiscal quarter, risk assets rallied amid abundant liquidity, and high yield bonds performed well, benefiting the Fund. In the second and third fiscal quarters, declining interest rates favored longer-duration securities, and the Fund lagged the Agg due to its lower duration, though it continued to deliver positive absolute returns.
In the final fiscal quarter, markets were influenced by heightened geopolitical tensions and renewed concerns about inflation, particularly related to energy prices. The Fund’s performance during the quarter was essentially flat and generally in line with the Agg, as its defensive duration positioning helped offset weakness in segments of the high yield market.
Throughout the fiscal year, we maintained a defensive posture, keeping plenty of dry powder on hand and selectively adding longer-dated securities. We believe this approach remains appropriate given the ongoing uncertainty related to inflation, monetary policy, and geopolitics.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Osterweis Strategic Income Fund	PAGE 1	TSR-AR-742935489

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
OSTIX (without sales charge)	4.69	4.64	5.41
Bloomberg US Aggregate Bond	4.35	0.31	1.70
Visit  https://www.osterweis.com/mutual_funds/performance for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$5,731,127,247
Number of Holdings	165
Net Advisory Fee	$40,883,950
Portfolio Turnover	37%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of net assets)
MSILF Treasury Securities Portfolio - Class Institutional	2.3%
Federated Hermes US Treasury Cash Reserves - Class Institutional	2.3%
First American US Treasury Money Market Fund - Class X	2.2%
Unisys Corp.	1.3%
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.	1.2%
HAT Holdings I LLC / HAT Holdings II LLC	1.1%
Coeur Mining, Inc.	1.1%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.	1.1%
WESCO Distribution, Inc.	1.1%
Pitney Bowes, Inc.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.osterweis.com/regulatory-reports.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Osterweis Funds documents not be householded, please contact the Osterweis Funds at  1-866-236-0050, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Osterweis Funds or your financial intermediary.
Osterweis Strategic Income Fund	PAGE 2	TSR-AR-742935489

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Steven J. Paggioli, and Ashi S. Parikh and are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Osterweis Fund

	FYE 3/31/2026	FYE 3/31/2025
Audit Fees	$21,600	$21,450
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

Osterweis Strategic Income Fund

	FYE 3/31/2026	FYE 3/31/2025
Audit Fees	$27,100	$26,950
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

Osterweis Growth & Income Fund

	FYE 3/31/2026	FYE 3/31/2025
Audit Fees	$23,100	$22,950
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

Osterweis Opportunity Fund

	FYE 3/31/2026	FYE 3/31/2025
Audit Fees	$21,600	$21,450
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2026	FYE 3/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2026	FYE 3/31/2025
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Osterweis Fund (OSTFX)
Osterweis Growth & Income Fund (OSTVX)
Osterweis Opportunity Fund (OSTGX)
Osterweis Strategic Income Fund (OSTIX)
Annual Financial Statements & Additional Information
March 31, 2026

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS - 92.2%
Aerospace & Defense - 7.0%
Airbus SE - ADR	73,130	$3,455,392
Boeing Co.(a)	12,656	2,518,924
L3Harris Technologies, Inc.	9,565	3,301,360
		9,275,676
Banks - 3.4%
JPMorgan Chase & Co.	15,628	4,597,133
Biotechnology - 1.7%
AbbVie, Inc.	10,706	2,328,448
Broadline Retail - 4.1%
Amazon.com, Inc.(a)	26,366	5,491,247
Capital Markets - 2.3%
Intercontinental Exchange, Inc.	19,875	3,125,940
Chemicals - 2.9%
Air Products and Chemicals, Inc.	7,119	2,067,998
Linde PLC	3,729	1,848,689
		3,916,687
Commercial Services & Supplies - 3.1%
Waste Connections, Inc.	25,290	4,108,108
Consumer Staples Distribution & Retail - 2.5%
US Foods Holding Corp.(a)	35,585	3,281,293
Electrical Equipment - 1.9%
AMETEK, Inc.	12,109	2,595,685
Electronic Equipment, Instruments & Components - 2.6%
Keysight Technologies, Inc.(a)	12,107	3,418,654
Energy Equipment & Services - 1.5%
SLB Ltd.	38,250	1,965,668
Financial Services - 5.2%
Corpay, Inc.(a)	6,983	2,031,983
Visa, Inc. - Class A	16,256	4,913,214
		6,945,197
Ground Transportation - 1.9%
Canadian Pacific Kansas City Ltd.	31,955	2,513,580
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp.(a)	49,205	3,087,614
Health Care Providers & Services - 1.5%
Labcorp Holdings, Inc.	7,722	2,060,307
Hotels, Restaurants & Leisure - 1.6%
Compass Group PLC - ADR	79,070	2,198,146

	Shares	Value
Household Durables - 1.4%
NVR, Inc.(a)	292	$1,924,230
Insurance - 4.1%
Brown & Brown, Inc.	40,150	2,618,181
Progressive Corp.	14,179	2,810,845
		5,429,026
Interactive Media & Services - 7.5%
Alphabet, Inc. - Class C	34,876	10,004,529
Life Sciences Tools & Services - 2.8%
Danaher Corp.	19,407	3,679,567
Machinery - 1.8%
Deere & Co.	4,181	2,355,157
Pharmaceuticals - 2.2%
Eli Lilly & Co.	3,222	2,963,499
Semiconductors & Semiconductor Equipment - 13.7%
Analog Devices, Inc.	15,322	4,874,541
Applied Materials, Inc.	12,540	4,286,046
Broadcom, Inc.	16,411	5,079,369
NVIDIA Corp.	23,282	4,060,381
		18,300,337
Software - 5.4%
Microsoft Corp.	14,307	5,296,022
Synopsys, Inc.(a)	4,965	1,968,523
		7,264,545
Specialty Retail - 3.1%
AutoZone, Inc.(a)	1,205	4,070,225
Trading Companies & Distributors - 2.1%
Ferguson Enterprises, Inc.	12,122	2,827,578
Water Utilities - 2.6%
American Water Works Co., Inc.	24,990	3,400,889
TOTAL COMMON STOCKS (Cost $78,938,371)		123,128,965
REAL ESTATE INVESTMENT TRUSTS - 5.5%
Industrial REITs - 2.5%
Terreno Realty Corp.	54,110	3,323,436
Specialized REITs - 3.0%
Lamar Advertising Co. - Class A	15,775	1,998,062
Public Storage	7,447	2,017,243
		4,015,305
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,331,697)		7,338,741

The accompanying notes are an integral part of these financial statements.

1

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.6%
Federated Hermes US Treasury Cash Reserves - Institutional Class, 3.51%(b)	3,471,810	$3,471,810
TOTAL MONEY MARKET FUNDS (Cost $3,471,810)		3,471,810
TOTAL INVESTMENTS - 100.3% (Cost $88,741,878)		$133,939,516
Liabilities in Excess of Other Assets - (0.3)%		(441,899)
TOTAL NET ASSETS - 100.0%		$133,497,617

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

OSTERWEIS GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS - 56.3%
Aerospace & Defense - 4.0%
Airbus SE - ADR	64,305	$3,038,411
Boeing Co.(a)	7,475	1,487,749
L3Harris Technologies, Inc.	7,605	2,624,866
		7,151,026
Banks - 2.1%
JPMorgan Chase & Co.	12,790	3,762,306
Biotechnology - 1.0%
AbbVie, Inc.	8,512	1,851,275
Broadline Retail - 2.4%
Amazon.com, Inc.(a)	20,966	4,366,589
Capital Markets - 1.3%
Intercontinental Exchange, Inc.	14,670	2,307,298
Chemicals - 2.5%
Air Products and Chemicals, Inc.	7,546	2,192,037
Linde PLC	4,460	2,211,090
		4,403,127
Commercial Services & Supplies - 1.8%
Waste Connections, Inc.	19,845	3,223,622
Consumer Staples Distribution & Retail - 1.4%
Southeastern Grocers, Inc.(a)(b)	7,928	1
Tops Holding, Litigation Trust Proceeds(a)(b)	2,292,000	1,721
US Foods Holding Corp.(a)	27,960	2,578,192
		2,579,914
Electrical Equipment - 1.1%
AMETEK, Inc.	9,494	2,035,134
Electronic Equipment, Instruments & Components - 1.3%
Keysight Technologies, Inc.(a)	8,310	2,346,495
Energy Equipment & Services - 0.9%
SLB Ltd.	30,875	1,586,666
Financial Services - 2.2%
Visa, Inc. - Class A	13,170	3,980,501
Ground Transportation - 1.3%
Canadian Pacific Kansas City Ltd.	28,675	2,255,575
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp.(a)	26,420	1,657,855
Health Care Providers & Services - 1.0%
Labcorp Holdings, Inc.	6,975	1,861,000

	Shares	Value
Hotels, Restaurants & Leisure - 1.3%
Compass Group PLC - ADR	82,835	$2,302,813
Household Durables - 0.8%
NVR, Inc.(a)	223	1,469,532
Insurance - 2.4%
Brown & Brown, Inc.	31,470	2,052,159
Progressive Corp.	10,817	2,144,362
		4,196,521
Interactive Media & Services - 4.3%
Alphabet, Inc. - Class C	26,606	7,632,197
Life Sciences Tools & Services - 1.7%
Danaher Corp.	16,002	3,033,979
Machinery - 1.0%
Deere & Co.	3,281	1,848,187
Metals & Mining - 0.3%
Real Alloy Equity(a)(b)	9	539,522
Money Market Funds - 1.3%
Ferguson Enterprises, Inc.	9,683	2,258,656
Pharmaceuticals - 3.4%
Eli Lilly & Co.	2,984	2,744,594
Novartis AG - ADR	22,195	3,390,286
		6,134,880
Semiconductors & Semiconductor Equipment - 8.0%
Analog Devices, Inc.	12,034	3,828,497
Applied Materials, Inc.	9,362	3,199,838
Broadcom, Inc.	13,049	4,038,796
NVIDIA Corp.	18,245	3,181,928
		14,249,059
Software - 3.2%
Microsoft Corp.	11,212	4,150,346
Synopsys, Inc.(a)	4,068	1,612,881
		5,763,227
Specialty Retail - 1.9%
AutoZone, Inc.(a)	990	3,344,002
Water Utilities - 1.5%
American Water Works Co., Inc.	19,985	2,719,759
TOTAL COMMON STOCKS (Cost $65,088,626)		100,860,717

The accompanying notes are an integral part of these financial statements.

3

OSTERWEIS GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - 29.8%
Automobile Components - 1.4%
Adient Global Holdings Ltd.
7.00%, 04/15/2028(c)	$350,000	$354,839
7.50%, 02/15/2033(c)	400,000	404,635
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(c)	750,000	726,600
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029	500,000	473,213
6.63%, 07/15/2030	500,000	488,049
		2,447,336
Automobiles - 0.3%
Ford Motor Co., 9.63%, 04/22/2030	500,000	569,082
Banks - 0.3%
Bancorp, Inc., 7.38%, 09/01/2030	500,000	506,462
Beverages - 0.2%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029(c)	300,000	291,704
Building Products - 0.5%
Advanced Drainage Systems, Inc., 5.38%, 03/01/2034(c)	500,000	487,748
Griffon Corp., 5.75%, 03/01/2028	500,000	499,421
		987,169
Chemicals - 0.6%
Consolidated Energy Finance SA
5.63%, 10/15/2028(c)	400,000	373,000
12.00%, 02/15/2031(c)	250,000	245,827
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029(c)	500,000	411,875
		1,030,702
Commercial Services & Supplies - 1.1%
Deluxe Corp., 8.13%, 09/15/2029(c)	750,000	778,971
GFL Environmental Holdings US, Inc., 5.50%, 02/01/2034(c)	500,000	491,233
Pitney Bowes, Inc., 7.25%, 03/15/2029(c)	725,000	725,984
		1,996,188
Computers & Peripherals - 0.5%
CPI CG, Inc., 10.00%, 07/15/2029(c)	558,000	589,362
Xerox Corp., 10.25%, 10/15/2030(c)	500,000	377,500
		966,862
Construction & Engineering - 1.6%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(c)	750,000	736,224
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(c)	600,000	602,627
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(c)	500,000	492,931

	Par	Value
Tutor Perini Corp., 11.88%, 04/30/2029(c)	$1,000,000	$1,096,099
		2,927,881
Consumer Finance - 1.5%
Atlanticus Holdings Corp., 9.75%, 09/01/2030(c)	500,000	449,257
Enova International, Inc.
11.25%, 12/15/2028(c)	400,000	423,460
9.13%, 08/01/2029(c)	350,000	357,947
EZCORP, Inc., 7.38%, 04/01/2032(c)	500,000	523,387
FirstCash, Inc.
5.63%, 01/01/2030(c)	500,000	498,620
6.88%, 03/01/2032(c)	500,000	510,084
		2,762,755
Consumer Staples Distribution & Retail - 1.5%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(c)	500,000	466,836
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(c)	750,000	780,978
Performance Food Group, Inc., 5.63%, 03/01/2034(c)	500,000	482,784
United Natural Foods, Inc., 6.75%, 10/15/2028(c)	481,000	481,709
US Foods, Inc., 4.75%, 02/15/2029(c)	470,000	463,788
		2,676,095
Containers & Packaging - 0.3%
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 09/30/2026	500,000	498,443
Diversified Consumer Services - 0.1%
Carriage Services, Inc., 4.25%, 05/15/2029(c)	200,000	189,813
Energy Equipment & Services - 0.6%
HMH Holding BV, 7.88%, 12/17/2028(c)	600,000	608,380
Tidewater, Inc., 9.13%, 07/15/2030(c)	500,000	532,553
		1,140,933
Entertainment - 0.6%
Banijay Entertainment SAS, 8.13%, 05/01/2029(c)	1,000,000	1,031,152
Financial Services - 0.8%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(c)	250,000	235,430
HAS Capital Income Opportunity Fund II LLC, 8.00%, 08/31/2031(b)(c)	642,000	391,068
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(c)	430,000	402,881
UWM Holdings LLC, 6.25%, 03/15/2031(c)	500,000	455,693
		1,485,072

The accompanying notes are an integral part of these financial statements.

4

OSTERWEIS GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Food Products - 0.3%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029(c)	$494,000	$475,036
Ground Transportation - 0.5%
RXO, Inc., 6.38%, 05/15/2031(c)	1,000,000	961,731
Health Care Providers & Services - 0.6%
Accendra Health, Inc., 4.50%, 03/31/2029(c)	1,000,000	604,216
AMN Healthcare, Inc., 6.50%, 01/15/2031(c)	500,000	488,886
		1,093,102
Household Durables - 2.0%
Adams Homes, Inc., 9.25%, 10/15/2028(c)	750,000	774,657
Empire Communities Corp., 9.75%, 05/01/2029(c)	500,000	502,536
Installed Building Products, Inc., 5.63%, 02/01/2034(c)	500,000	489,016
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031(c)	500,000	495,155
Risewell Homes, Inc.
9.25%, 10/01/2029(c)	750,000	757,545
8.50%, 11/01/2030(c)	250,000	244,696
STL Holding Co. LLC, 8.75%, 02/15/2029(c)	250,000	258,445
		3,522,050
Industrial Power & Renewable Electricity Products - 0.6%
Vistra Operations Co. LLC
5.05%, 12/30/2026(c)	500,000	501,778
5.63%, 02/15/2027(c)	250,000	250,112
5.00%, 07/31/2027(c)	250,000	249,213
		1,001,103
IT Services - 0.5%
Unisys Corp., 10.63%, 01/15/2031(c)	1,000,000	861,352
Life Sciences Tools & Services - 0.3%
IQVIA, Inc., 5.00%, 10/15/2026(c)	500,000	500,701
Machinery - 0.9%
Enpro, Inc., 6.13%, 06/01/2033(c)	500,000	507,079
Manitowoc Co., Inc., 9.25%, 10/01/2031(c)	500,000	522,588
Wabash National Corp., 4.50%, 10/15/2028(c)	750,000	657,628
		1,687,295
Media - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/2028(c)	750,000	744,356

	Par	Value
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(c)	$287,000	$286,444
		1,030,800
Metals & Mining - 1.7%
Century Aluminum Co., 6.88%, 08/01/2032(c)	500,000	516,130
Champion Iron Canada, Inc., 7.88%, 07/15/2032(c)	250,000	259,187
Coeur Mining, Inc., 5.13%, 02/15/2029(c)	600,000	594,541
Commercial Metals Co., 5.75%, 11/15/2033(c)	250,000	247,567
Hecla Mining Co., 7.25%, 02/15/2028	277,000	276,967
IAMGOLD Corp., 5.75%, 10/15/2028(c)	250,000	248,939
Perenti Finance Pty Ltd., 7.50%, 04/26/2029(c)	500,000	513,614
SunCoke Energy, Inc., 4.88%, 06/30/2029(c)	380,000	343,330
		3,000,275
Mortgage Real Estate Investment Trusts - REITS - 0.8%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(c)	500,000	525,383
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(c)	1,000,000	991,881
		1,517,264
Oil, Gas & Consumable Fuels - 2.0%
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 07/15/2028(c)	250,000	259,306
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 03/15/2034	500,000	497,999
Global Partners LP / GLP Finance Corp., 7.13%, 07/01/2033(c)	800,000	806,870
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029(c)	1,000,000	1,030,633
SM Energy Co.
8.75%, 07/01/2031(c)	500,000	522,759
6.63%, 04/15/2034(c)	250,000	250,229
Sunoco LP, 5.38%, 07/15/2031(c)	250,000	248,182
		3,615,978
Passenger Airlines - 1.7%
Air Canada 2020-1 Class C Pass Through Trust, Series 2020-1, 10.50%, 07/15/2026(c)	500,000	505,595
Allegiant Travel Co., 7.25%, 08/15/2027(c)	770,000	771,371
American Airlines, Inc., 7.25%, 02/15/2028(c)	500,000	502,569

The accompanying notes are an integral part of these financial statements.

5

OSTERWEIS GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Passenger Airlines - (Continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(c)	$406,917	$407,474
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031(c)	850,000	804,893
		2,991,902
Pharmaceuticals - 0.4%
Harrow, Inc., 8.63%, 09/15/2030(c)	750,000	758,966
Professional Services - 1.0%
CACI International, Inc., 6.38%, 06/15/2033(c)	500,000	509,151
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(c)	750,000	511,963
KBR, Inc., 4.75%, 09/30/2028(c)	750,000	736,013
		1,757,127
Software - 0.1%
NCR Voyix Corp., 5.00%, 10/01/2028(c)	175,000	168,716
Specialized REITs - 1.0%
Iron Mountain, Inc., 7.00%, 02/15/2029(c)	750,000	765,106
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026(c)	1,000,000	997,436
		1,762,542
Specialty Retail - 1.0%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(c)	250,000	252,444
Ken Garff Automotive LLC, 4.88%, 09/15/2028(c)	500,000	492,075
Sonic Automotive, Inc., 4.63%, 11/15/2029(c)	500,000	484,905
Upbound Group, Inc., 6.38%, 02/15/2029(c)	600,000	581,918
		1,811,342
Textiles, Apparel & Luxury Goods - 0.4%
William Carter Co., 7.38%, 02/15/2031(c)	700,000	714,696
Trading Companies & Distributors - 1.3%
Herc Holdings, Inc.
7.00%, 06/15/2030(c)	1,000,000	1,026,025
5.75%, 03/15/2031(c)	500,000	492,598
6.00%, 03/15/2034(c)	500,000	483,726
WESCO Distribution, Inc., 7.25%, 06/15/2028(c)	250,000	251,361
		2,253,710

	Par	Value
Transportation Infrastructure - 0.2%
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028(c)	$400,000	$370,511
TOTAL CORPORATE BONDS (Cost $54,454,138)		53,363,848
	Shares
REAL ESTATE INVESTMENT TRUSTS - 3.9%
Industrial REITs - 1.5%
Terreno Realty Corp.	43,330	2,661,329
Specialized REITs - 2.4%
Lamar Advertising Co. - Class A	21,030	2,663,660
Public Storage	6,553	1,775,076
		4,438,736
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,958,322)		7,100,065
	Par
CONVERTIBLE BONDS - 3.1%
Financial Services - 0.4%
Affirm Holdings, Inc., 0.00%, 11/15/2026(d)	$750,000	727,500
Hotel & Resort REITs - 0.3%
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	521,000	508,769
Hotels, Restaurants & Leisure - 0.7%
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027	500,000	481,250
Penn Entertainment, Inc., 2.75%, 05/15/2026	800,000	800,200
		1,281,450
Interactive Media & Services - 0.7%
Match Group Financeco 2, Inc., 0.88%, 06/15/2026(c)	250,000	248,000
TripAdvisor, Inc., 0.25%, 04/01/2026	1,000,000	1,001,250
		1,249,250
Machinery - 0.3%
JBT Marel Corp., 0.25%, 05/15/2026	500,000	499,125
Media - 0.3%
Liberty Broadband Corp., 3.13%, 03/31/2053(c)	500,000	499,250
Software - 0.4%
Q2 Holdings, Inc., 0.75%, 06/01/2026	750,000	746,924
TOTAL CONVERTIBLE BONDS (Cost $5,502,071)		5,512,268

The accompanying notes are an integral part of these financial statements.

6

OSTERWEIS GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 3.4%
Beverages - 0.6%
Keurig Dr Pepper, Inc., 3.88%, 04/07/2026(c)(e)	$1,000,000	$999,195
Broadline Retail - 0.5%
Dollarama, Inc., 3.97%, 04/27/2026(c)(e)	1,000,000	996,854
Distributors - 0.6%
Genuine Parts Co., 4.26%, 04/24/2026(c)(e)	1,000,000	997,156
Electric Utilities - 0.6%
Brookfield Infrastructure Holdings Canada, Inc., 4.01%, 04/22/2026(e)	1,000,000	997,445
Machinery - 0.5%
Parker-Hannifin Corp., 4.00%, 05/19/2026(c)(e)	1,000,000	994,486
Wireless Telecommunication Services - 0.6%
Rogers Communications, Inc./Ontario, 4.02%, 04/16/2026(c)(e)	1,000,000	998,190
TOTAL COMMERCIAL PAPER (Cost $5,984,498)		5,983,326
	Shares
MONEY MARKET FUNDS - 3.2%
Federated Hermes US Treasury Cash Reserves - Institutional Class, 3.51%(f)	5,754,316	5,754,316
TOTAL MONEY MARKET FUNDS (Cost $5,754,316)		5,754,316
TOTAL INVESTMENTS - 99.7% (Cost $142,741,971)		$178,574,540
Other Assets in Excess of Liabilities - 0.3%		530,853
TOTAL NET ASSETS - 100.0%		$179,105,393

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $932,312 or 0.5% of net assets as of March 31, 2026.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $55,289,065 or 30.9% of the Fund’s net assets.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown is the annualized yield as of March 31, 2026.
(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

7

OSTERWEIS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Shares	Value
COMMON STOCKS - 92.5%
Aerospace & Defense - 5.6%
Loar Holdings, Inc.(a)	104,600	$5,992,534
VSE Corp.	54,901	10,123,744
		16,116,278
Banks - 3.7%
Axos Financial, Inc.(a)	123,365	10,497,128
Biotechnology - 7.5%
Cogent Biosciences, Inc.(a)	113,670	4,375,158
Twist Bioscience Corp.(a)	158,005	7,508,398
Vericel Corp.(a)	300,640	9,671,589
		21,555,145
Building Products - 2.0%
Modine Manufacturing Co.(a)	25,887	5,609,972
Commercial Services & Supplies - 3.1%
Casella Waste Systems, Inc. - Class A(a)	111,570	8,851,964
Construction & Engineering - 1.8%
Cardinal Infrastructure Group, Inc. - Class A(a)	128,455	5,093,883
Electrical Equipment - 2.6%
Nextpower, Inc. - Class A(a)	61,875	7,459,031
Electronic Equipment, Instruments & Components - 6.5%
Fabrinet(a)	17,556	9,155,805
Novanta, Inc.(a)	80,775	9,540,335
		18,696,140
Financial Services - 1.7%
Affirm Holdings, Inc.(a)	45,930	2,104,512
Chime Financial, Inc. - Class A(a)	155,005	2,903,244
		5,007,756
Health Care Equipment & Supplies - 10.0%
Artivion, Inc.(a)	180,842	6,622,434
AtriCure, Inc.(a)	264,285	7,540,051
Glaukos Corp.(a)	71,230	7,668,622
Kestra Medical Technologies Ltd.(a)	251,310	5,008,608
PROCEPT BioRobotics Corp.(a)	76,595	1,915,641
		28,755,356
Health Care Providers & Services - 7.4%
Alignment Healthcare, Inc.(a)	262,285	4,621,462
Guardant Health, Inc.(a)	112,200	10,363,914
Hinge Health, Inc. - Class A(a)	158,995	6,130,847
		21,116,223
Hotels, Restaurants & Leisure - 5.4%
Cava Group, Inc.(a)	63,275	5,118,948
Life Time Group Holdings, Inc.(a)	390,980	10,533,001
		15,651,949
Insurance - 2.1%
Palomar Holdings, Inc.(a)	51,015	6,096,292

	Shares	Value
IT Services - 5.8%
DigitalOcean Holdings, Inc.(a)	87,665	$7,519,904
Fastly, Inc. - Class A(a)	94,860	2,756,631
Twilio, Inc. - Class A(a)	49,840	6,270,869
		16,547,404
Life Sciences Tools & Services - 2.9%
Repligen Corp.(a)	69,710	8,213,232
Machinery - 6.1%
CECO Environmental Corp.(a)	171,300	10,206,054
SPX Technologies, Inc.(a)	36,740	7,345,796
		17,551,850
Real Estate Management & Development - 2.4%
FirstService Corp.	48,920	6,796,945
Semiconductors & Semiconductor Equipment - 9.4%
Lattice Semiconductor Corp.(a)	80,065	7,426,829
MACOM Technology Solutions Holdings, Inc.(a)	27,622	6,134,018
Rambus, Inc.(a)	63,675	5,477,960
Silicon Motion Technology Corp. - ADR	14,110	1,584,412
SiTime Corp.(a)	18,835	6,504,667
		27,127,886
Software - 1.0%
ServiceTitan, Inc. - Class A(a)	44,965	2,853,479
Specialty Retail - 2.3%
Boot Barn Holdings, Inc.(a)	44,395	6,497,652
Tobacco - 1.3%
Turning Point Brands, Inc.	44,550	3,866,495
Trading Companies & Distributors - 1.9%
Transcat, Inc.(a)	76,010	5,582,935
TOTAL COMMON STOCKS (Cost $245,545,413)		265,544,995
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 9.5%
Federated Hermes US Treasury Cash Reserves - Institutional Class, 3.51%(b)	27,342,833	27,342,833
TOTAL MONEY MARKET FUNDS (Cost $27,342,833)		27,342,833
TOTAL INVESTMENTS - 102.0% (Cost $272,888,246)		$292,887,828
Liabilities in Excess of Other Assets - (2.0)%		(5,690,791)
TOTAL NET ASSETS - 100.0%		$287,197,037

The accompanying notes are an integral part of these financial statements.

8

OSTERWEIS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

9

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

	Par	Value
CORPORATE BONDS - 62.4%
Automobile Components - 3.1%
Adient Global Holdings Ltd.
7.00%, 04/15/2028(a)	$14,650,000	$14,852,565
7.50%, 02/15/2033(a)	36,000,000	36,417,132
American Axle & Manufacturing, Inc.
6.88%, 07/01/2028	33,511,000	33,494,104
7.75%, 10/15/2033(a)	31,750,000	30,759,400
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029	14,500,000	13,723,173
6.63%, 07/15/2030	38,082,000	37,171,764
5.25%, 04/30/2031	10,000,000	9,031,451
		175,449,589
Automobiles - 1.1%
Ford Motor Co., 9.63%, 04/22/2030	9,000,000	10,243,482
Ford Motor Credit Co. LLC, 2.70%, 08/10/2026	7,541,000	7,485,768
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(a)	33,400,000	32,843,868
Thor Industries, Inc., 4.00%, 10/15/2029(a)	10,000,000	9,450,828
		60,023,946
Banks - 0.3%
Bancorp, Inc., 7.38%, 09/01/2030	19,500,000	19,752,013
Beverages - 0.4%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029(a)	25,728,000	25,016,556
Building Products - 1.1%
Advanced Drainage Systems, Inc., 5.38%, 03/01/2034(a)	3,500,000	3,414,237
Griffon Corp., 5.75%, 03/01/2028	60,288,000	60,218,144
		63,632,381
Chemicals - 1.1%
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)	31,700,000	29,560,250
12.00%, 02/15/2031(a)	19,750,000	19,420,373
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/2029(a)	17,500,000	14,415,625
		63,396,248
Commercial Services & Supplies - 2.4%
Deluxe Corp.
8.00%, 06/01/2029(a)	33,721,000	33,960,419
8.13%, 09/15/2029(a)	23,450,000	24,355,827
GFL Environmental Holdings US, Inc., 5.50%, 02/01/2034(a)	18,500,000	18,175,620
Pitney Bowes, Inc., 7.25%, 03/15/2029(a)	62,645,000	62,730,003
		139,221,869

	Par	Value
Computers & Peripherals - 1.1%
CPI CG, Inc., 10.00%, 07/15/2029(a)	$47,460,000	$50,127,489
Xerox Corp., 10.25%, 10/15/2030(a)	15,000,000	11,325,000
		61,452,489
Construction & Engineering - 3.3%
APi Group DE, Inc., 4.13%, 07/15/2029(a)	26,650,000	25,396,584
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(a)	51,157,000	50,217,353
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	30,747,000	30,881,623
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)	46,500,000	45,842,596
Tutor Perini Corp., 11.88%, 04/30/2029(a)	33,277,000	36,474,886
		188,813,042
Consumer Finance - 2.9%
Atlanticus Holdings Corp., 9.75%, 09/01/2030(a)	29,500,000	26,506,139
Enova International, Inc.
11.25%, 12/15/2028(a)	11,750,000	12,439,138
9.13%, 08/01/2029(a)	43,950,000	44,947,929
EZCORP, Inc., 7.38%, 04/01/2032(a)	23,500,000	24,599,213
FirstCash, Inc.
4.63%, 09/01/2028(a)	15,000,000	14,724,076
5.63%, 01/01/2030(a)	19,500,000	19,446,164
6.88%, 03/01/2032(a)	24,500,000	24,994,116
		167,656,775
Consumer Staples Distribution & Retail - 3.4%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(a)	45,765,000	42,729,467
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	62,750,000	65,341,826
Performance Food Group, Inc., 5.63%, 03/01/2034(a)	14,500,000	14,000,752
United Natural Foods, Inc., 6.75%, 10/15/2028(a)	52,027,000	52,103,688
US Foods, Inc., 4.75%, 02/15/2029(a)	23,384,000	23,074,945
		197,250,678
Containers & Packaging - 0.4%
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 09/30/2026	20,895,000	20,829,947
Diversified Consumer Services - 0.1%
Carriage Services, Inc., 4.25%, 05/15/2029(a)	7,800,000	7,402,723

The accompanying notes are an integral part of these financial statements.

10

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy Equipment & Services - 0.8%
HMH Holding BV, 7.88%, 12/17/2028(a)	$22,600,000	$22,915,647
Tidewater, Inc., 9.13%, 07/15/2030(a)	24,000,000	25,562,520
		48,478,167
Entertainment - 1.1%
Banijay Entertainment SAS, 8.13%, 05/01/2029(a)	59,944,000	61,811,376
Financial Services - 1.5%
Burford Capital Global Finance LLC, 6.25%, 04/15/2028(a)	25,489,000	24,003,501
HAS Capital Income Opportunity Fund II LLC, 8.00%, 08/31/2031(a)(b)	21,807,000	13,283,516
United Wholesale Mortgage LLC
5.75%, 06/15/2027(a)	11,700,000	11,525,628
5.50%, 04/15/2029(a)	24,195,000	22,669,101
UWM Holdings LLC, 6.25%, 03/15/2031(a)	12,500,000	11,392,325
		82,874,071
Food Products - 0.7%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029(a)	43,604,000	41,930,073
Ground Transportation - 0.5%
RXO, Inc., 6.38%, 05/15/2031(a)	32,000,000	30,775,382
Health Care Providers & Services - 1.2%
Accendra Health, Inc., 4.50%, 03/31/2029(a)	52,310,000	31,606,539
AMN Healthcare, Inc., 6.50%, 01/15/2031(a)	37,500,000	36,666,480
		68,273,019
Household Durables - 4.0%
Adams Homes, Inc., 9.25%, 10/15/2028(a)	40,389,000	41,716,829
Empire Communities Corp., 9.75%, 05/01/2029(a)	48,250,000	48,494,676
Installed Building Products, Inc., 5.63%, 02/01/2034(a)	13,700,000	13,399,051
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031(a)	52,400,000	51,892,249
Risewell Homes, Inc.
9.25%, 10/01/2029(a)	52,500,000	53,028,150
8.50%, 11/01/2030(a)	14,750,000	14,437,087
STL Holding Co. LLC, 8.75%, 02/15/2029(a)	7,750,000	8,011,787
		230,979,829

	Par	Value
Industrial Power & Renewable Electricity Products - 0.7%
Vistra Operations Co. LLC
5.05%, 12/30/2026(a)	$6,500,000	$6,523,108
5.63%, 02/15/2027(a)	15,841,000	15,848,109
5.00%, 07/31/2027(a)	17,150,000	17,096,036
		39,467,253
IT Services - 1.3%
Unisys Corp., 10.63%, 01/15/2031(a)	85,000,000	73,214,886
Life Sciences Tools & Services - 0.3%
IQVIA, Inc., 5.00%, 10/15/2026(a)	14,500,000	14,520,315
Machinery - 2.1%
Enpro, Inc., 6.13%, 06/01/2033(a)	33,604,000	34,079,732
Manitowoc Co., Inc., 9.25%, 10/01/2031(a)	34,500,000	36,058,572
Wabash National Corp., 4.50%, 10/15/2028(a)	56,550,000	49,585,160
		119,723,464
Media - 1.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(a)	4,584,000	4,581,641
5.00%, 02/01/2028(a)	44,475,000	44,140,330
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	28,196,000	28,141,339
		76,863,310
Metals & Mining - 5.3%
Century Aluminum Co., 6.88%, 08/01/2032(a)	27,500,000	28,387,150
Champion Iron Canada, Inc., 7.88%, 07/15/2032(a)	51,750,000	53,651,709
Coeur Mining, Inc., 5.13%, 02/15/2029(a)	66,150,000	65,548,194
Commercial Metals Co., 5.75%, 11/15/2033(a)	6,750,000	6,684,308
Hecla Mining Co., 7.25%, 02/15/2028	33,967,000	33,962,892
IAMGOLD Corp., 5.75%, 10/15/2028(a)	56,727,000	56,486,239
Perenti Finance Pty Ltd., 7.50%, 04/26/2029(a)	12,000,000	12,326,739
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	54,206,000	48,975,089
		306,022,320
Mortgage Real Estate Investment Trusts - REITS - 2.9%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(a)	26,000,000	27,319,916

The accompanying notes are an integral part of these financial statements.

11

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Mortgage Real Estate Investment Trusts - REITS - (Continued)
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026(a)	$65,841,000	$65,612,634
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(a)	71,689,000	71,106,928
		164,039,478
Oil, Gas & Consumable Fuels - 3.8%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
9.75%, 07/15/2028(a)	35,000,000	36,302,875
9.75%, 07/15/2028(a)	29,232,000	30,320,161
Genesis Energy LP / Genesis Energy Finance Corp.
8.88%, 04/15/2030	11,900,000	12,433,245
6.75%, 03/15/2034	9,500,000	9,461,976
Global Partners LP / GLP Finance Corp., 7.13%, 07/01/2033(a)	18,700,000	18,860,596
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029(a)	38,780,000	39,967,948
SM Energy Co.
8.75%, 07/01/2031(a)	29,500,000	30,842,751
6.63%, 04/15/2034(a)	24,750,000	24,772,694
Sunoco LP, 5.38%, 07/15/2031(a)	14,750,000	14,642,715
		217,604,961
Passenger Airlines - 4.0%
Air Canada 2020-1 Class C Pass Through Trust, Series 2020-1, 10.50%, 07/15/2026(a)	49,524,000	50,078,183
Allegiant Travel Co., 7.25%, 08/15/2027(a)	48,569,000	48,655,453
American Airlines, Inc., 7.25%, 02/15/2028(a)	36,164,000	36,349,811
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026(a)	26,286,583	26,322,570
5.75%, 04/20/2029(a)	15,000,000	14,927,286
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031(a)	54,650,000	51,749,891
		228,083,194
Pharmaceuticals - 0.6%
Harrow, Inc., 8.63%, 09/15/2030(a)	31,894,000	32,275,293
Professional Services - 1.7%
CACI International, Inc., 6.38%, 06/15/2033(a)	11,500,000	11,710,476
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(a)	84,500,000	57,681,145

	Par	Value
KBR, Inc., 4.75%, 09/30/2028(a)	$29,780,000	$29,224,609
		98,616,230
Software - 0.1%
NCR Voyix Corp., 5.00%, 10/01/2028(a)	3,825,000	3,687,644
Specialized REITs - 1.8%
Iron Mountain, Inc.
5.25%, 03/15/2028(a)	20,000,000	19,926,276
7.00%, 02/15/2029(a)	40,206,000	41,015,789
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026(a)	39,276,000	39,175,322
		100,117,387
Specialty Retail - 3.2%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(a)	41,965,000	42,375,292
Ken Garff Automotive LLC, 4.88%, 09/15/2028(a)	54,664,000	53,797,609
Sonic Automotive, Inc., 4.63%, 11/15/2029(a)	34,500,000	33,458,434
Upbound Group, Inc., 6.38%, 02/15/2029(a)	57,600,000	55,864,097
		185,495,432
Textiles, Apparel & Luxury Goods - 0.8%
William Carter Co., 7.38%, 02/15/2031(a)	43,300,000	44,209,040
Trading Companies & Distributors - 1.6%
Herc Holdings, Inc.
7.00%, 06/15/2030(a)	19,000,000	19,494,479
5.75%, 03/15/2031(a)	5,500,000	5,418,581
6.00%, 03/15/2034(a)	3,500,000	3,386,081
WESCO Distribution, Inc., 7.25%, 06/15/2028(a)	64,308,000	64,658,029
		92,957,170
Transportation Infrastructure - 0.4%
Signature Aviation US Holdings, Inc., 4.00%, 03/01/2028(a)	25,600,000	23,712,717
TOTAL CORPORATE BONDS (Cost $3,652,421,763)		3,575,630,267
CONVERTIBLE BONDS - 7.5%
Broadline Retail - 0.1%
Etsy, Inc., 0.25%, 06/15/2028	7,750,000	6,939,350
Financial Services - 1.0%
Affirm Holdings, Inc., 0.00%, 11/15/2026(c)	56,750,000	55,047,500
Hotel & Resort REITs - 0.6%
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	33,350,000	32,567,053

The accompanying notes are an integral part of these financial statements.

12

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
CONVERTIBLE BONDS - (Continued)
Hotels, Restaurants & Leisure - 1.4%
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027	$49,500,000	$47,643,750
Penn Entertainment, Inc., 2.75%, 05/15/2026	34,653,000	34,661,663
		82,305,413
Interactive Media & Services - 1.8%
Match Group Financeco 2, Inc., 0.88%, 06/15/2026(a)	44,250,000	43,896,000
TripAdvisor, Inc., 0.25%, 04/01/2026	29,000,000	29,036,251
Ziff Davis, Inc., 1.75%, 11/01/2026	30,595,000	30,059,588
		102,991,839
Machinery - 0.7%
JBT Marel Corp., 0.25%, 05/15/2026	40,779,000	40,707,637
Media - 1.1%
Liberty Broadband Corp., 3.13%, 03/31/2053(a)	60,389,000	60,298,416
Professional Services - 0.2%
Upwork, Inc., 0.25%, 08/15/2026	14,680,000	14,404,750
Software - 0.6%
Q2 Holdings, Inc., 0.75%, 06/01/2026	34,678,000	34,535,796
TOTAL CONVERTIBLE BONDS (Cost $429,714,024)		429,797,754
	Shares
COMMON STOCKS - 0.7%
Consumer Staples Distribution & Retail - 0.0%(d)
Southeastern Grocers, Inc.(b)(e)	4,649,942	465
Tops Holding, Litigation Trust Proceeds(a)(b)(e)	61,582,000	46,248
		46,713
Metals & Mining - 0.7%
Real Alloy Equity(b)(e)	666	42,097,303
TOTAL COMMON STOCKS (Cost $40,968,994)		42,144,016
	Par
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 21.5%
Automobiles - 1.0%
Harley-Davidson Financial Services, Inc.
4.37%, 04/21/2026(a)(f)	30,000,000	29,926,902
4.29%, 04/20/2026(a)(f)	15,000,000	14,965,274
4.38%, 04/22/2026(a)(f)	10,000,000	9,974,445
		54,866,621

	Par	Value
Beverages - 0.9%
Keurig Dr Pepper, Inc., 3.88%, 04/07/2026(a)(f)	$50,000,000	$49,959,750
Broadline Retail - 0.9%
Dollarama, Inc., 3.97%, 04/27/2026(a)(f)	49,000,000	48,845,851
Building Products - 0.4%
AGC Capital, Inc., 3.91%, 04/03/2026(a)(f)	22,000,000	21,992,786
Chemicals - 2.6%
BASF SE, 3.95%, 05/11/2026(a)(f)	50,000,000	49,768,065
Nutrien Ltd., 3.84%, 04/08/2026(a)(f)	50,000,000	49,955,215
Sherwin-Williams Co., 3.87%, 05/04/2026(a)(f)	50,000,000	49,818,885
		149,542,165
Distributors - 0.9%
Genuine Parts Co., 4.26%, 04/24/2026(a)(f)	54,000,000	53,846,435
Electric Utilities - 1.7%
Brookfield Infrastructure Holdings Canada, Inc., 4.01%, 04/22/2026(f)	50,000,000	49,872,225
Constellation Energy Generation LLC, 3.93%, 04/20/2026(a)(f)	50,000,000	49,877,065
		99,749,290
Electronic Equipment, Instruments & Components - 0.9%
Jabil, Inc., 4.07%, 04/16/2026(a)(f)	49,000,000	48,901,892
Financial Services - 1.7%
Fidelity National Information Services, Inc., 3.96%, 04/10/2026(a)(f)	50,000,000	49,944,545
PayPal Holdings, Inc., 3.89%, 05/12/2026(f)	50,000,000	49,763,985
		99,708,530
Food Products - 1.7%
McCormick & Co., Inc./MD, 3.84%, 04/06/2026(a)(f)	50,000,000	49,967,620
Mondelez International, Inc., 3.84%, 04/30/2026(a)(f)	50,000,000	49,832,915
		99,800,535
Health Care Providers & Services - 1.4%
HCA, Inc.
4.37%, 04/24/2026(a)(f)	50,000,000	49,857,145
4.12%, 04/29/2026(a)(f)	30,000,000	29,895,537
		79,752,682

The accompanying notes are an integral part of these financial statements.

13

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026(Continued)

	Par	Value
SHORT-TERM INVESTMENTS - (Continued)
COMMERCIAL PAPER - (Continued)
Machinery - 1.7%
Parker-Hannifin Corp.
4.00%, 05/19/2026(a)(f)	$29,000,000	$28,840,097
4.00%, 05/20/2026(a)(f)	20,000,000	19,887,500
Stanley Black & Decker, Inc., 4.01%, 04/02/2026(a)(f)	50,000,000	49,988,845
		98,716,442
Metals & Mining - 0.9%
Glencore Funding LLC, 3.85%, 04/08/2026(a)(f)	50,000,000	49,956,865
Office REITs - 0.6%
Boston Properties LP, 3.93%, 04/13/2026(a)(f)	33,750,000	33,700,577
Oil, Gas & Consumable Fuels - 1.0%
Phillips 66, 3.91%, 04/01/2026(a)(f)	58,000,000	57,993,591
Real Estate Management & Development - 0.6%
CBRE Services, Inc., 4.01%, 06/30/2026(a)(f)	34,000,000	33,647,627
Specialized REITs - 1.7%
Crown Castle, Inc., 4.26%, 04/23/2026(a)(f)	50,000,000	49,865,115
Extra Space Storage LP
3.89%, 04/07/2026(a)(f)	30,000,000	29,976,900
3.89%, 04/09/2026(a)(f)	20,000,000	19,980,128
		99,822,143
Wireless Telecommunication Services - 0.9%
Rogers Communications, Inc./Ontario, 4.02%, 04/16/2026(a)(f)	49,000,000	48,911,300
TOTAL COMMERCIAL PAPER (Cost $1,229,943,701)		1,229,715,082

	Shares	Value
MONEY MARKET FUNDS - 6.8%
Federated Hermes US Treasury Cash Reserves - Institutional Class, 3.51%(g)	133,203,811	$133,203,811
First American US Treasury Money Market Fund - Class X, 3.54%(g)	125,368,292	125,368,292
MSILF Treasury Securities Portfolio - Institutional Class, 3.53%(g)	133,203,811	133,203,811
TOTAL MONEY MARKET FUNDS (Cost $391,775,914)		391,775,914
TOTAL INVESTMENTS - 98.9% (Cost $5,744,824,396)		$5,669,063,033
Other Assets in Excess of Liabilities - 1.1%		62,064,214
TOTAL NET ASSETS - 100.0%		$5,731,127,247

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $4,542,141,844 or 79.3% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $55,427,532 or 1.0% of net assets as of March 31, 2026.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	The rate shown is the annualized yield as of March 31, 2026.
(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

14

OSTERWEIS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026

	Osterweis Fund	Osterweis Growth and Income Fund	Osterweis Opportunity Fund	Osterweis Strategic Income Fund
ASSETS:
Investments, at value	$133,939,516	$178,574,540	$292,887,828	$5,669,063,033
Dividends receivable	70,330	73,786	79,110	1,342,083
Dividend tax reclaims receivable	45,900	121,088	1,492	—
Interest receivable	—	959,730	—	64,160,063
Receivable for fund shares sold	220	401,172	33,629	10,125,692
Receivable for investments sold	—	—	1,146,931	—
Prepaid expenses and other assets	15,947	15,770	23,673	87,913
Total assets	134,071,913	180,146,086	294,172,663	5,744,778,784
LIABILITIES:
Payable for fund shares redeemed	403,202	—	233,066	3,981,888
Payable to Adviser	88,618	116,118	226,181	3,437,439
Payable for audit fees	25,376	26,922	25,355	31,078
Payable for fund administration and accounting fees	14,635	19,883	25,703	435,017
Payable for shareholder servicing fees	7,932	8,887	57,956	1,237,824
Payable for transfer agent fees and expenses	5,411	5,122	6,070	64,075
Payable for compliance fees	2,252	2,252	2,251	2,252
Payable for custodian fees	1,972	2,282	4,667	74,160
Payable for investments purchased	—	747,150	6,353,700	4,233,850
Payable for registration fees	—	73,247	9,322	—
Payable for expenses and other liabilities	24,898	38,830	31,355	153,954
Total liabilities	574,296	1,040,693	6,975,626	13,651,537
Commitments and contingencies (Note 3)	—	—	—	—
NET ASSETS	$133,497,617	$179,105,393	$287,197,037	$5,731,127,247
Net Assets Consists of:
Paid-in capital	$77,907,003	$137,861,140	$266,978,112	$6,270,827,566
Total distributable earnings/(accumulated losses)	55,590,614	41,244,253	20,218,925	(539,700,319)
Total net assets	$133,497,617	$179,105,393	$287,197,037	$5,731,127,247
Net assets	$133,497,617	$179,105,393	$287,197,037	$5,731,127,247
Shares issued and outstanding(a)	7,043,682	10,559,978	17,618,098	518,531,598
Net asset value per share	$18.95	$16.96	$16.30	$11.05
Cost:
Investments, at cost	$88,741,878	$142,741,971	$272,888,246	$5,744,824,396
Loaned Securities:

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

15

OSTERWEIS FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2026

	Osterweis Fund	Osterweis Growth and Income Fund	Osterweis Opportunity Fund	Osterweis Strategic Income Fund
INVESTMENT INCOME:
Dividend income	$1,777,139	$1,821,072	$1,415,739	$23,588,546
Less: Issuance fees	(5,935)	(5,103)	(207)	—
Less: Dividend withholding taxes	(17,561)	(30,587)	(12,066)	—
Interest income	—	4,231,325	—	333,235,433
Other income	683	701	849	4,204
Total investment income	1,754,326	6,017,408	1,404,315	356,828,183
EXPENSES:
Investment advisory fee	1,110,940	1,379,256	3,109,138	40,883,950
Transfer agent fees	59,089	64,113	303,507	5,593,863
Fund administration and accounting fees	58,205	90,154	110,506	1,767,151
Trustees’ fees	45,824	46,996	52,347	256,438
Audit fees	25,625	27,171	25,605	31,329
Federal and state registration fees	22,218	96,101	35,870	92,961
Compliance fees	11,627	11,628	11,628	11,628
Legal fees	10,848	10,364	10,363	10,456
Custodian fees	8,501	12,201	23,460	305,648
Interest expense	659	—	—	—
Reports to shareholders	6,061	18,865	21,521	147,661
Other expenses and fees	19,928	21,108	26,565	124,956
Total expenses	1,379,525	1,777,957	3,730,510	49,226,041
Expense reimbursement by Adviser	(3,353)	—	(310,459)	—
Net expenses	1,376,172	1,777,957	3,420,051	49,226,041
Net investment income/(loss)	378,154	4,239,451	(2,015,736)	307,602,142
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	13,206,918	5,849,235	4,242,847	(38,528,197)
Other investments	—	—	6,332	—
Net realized gain (loss)	13,206,918	5,849,235	4,249,179	(38,528,197)
Net change in unrealized appreciation (depreciation) on:
Investments	2,857,509	6,927,536	35,630,345	(4,882,459)
Net change in unrealized appreciation (depreciation)	2,857,509	6,927,536	35,630,345	(4,882,459)
Net realized and unrealized gain (loss)	16,064,427	12,776,771	39,879,524	(43,410,656)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,442,581	$17,016,222	$37,863,788	$264,191,486

The accompanying notes are an integral part of these financial statements.

16

OSTERWEIS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Osterweis Fund		Osterweis Growth and Income Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$378,154	$299,820	$4,239,451	$3,995,602
Net realized gain (loss)	13,206,918	23,515,762	5,849,235	11,638,509
Net change in unrealized appreciation (depreciation)	2,857,509	(23,945,394)	6,927,536	(11,661,888)
Net increase (decrease) in net assets from operations	16,442,581	(129,812)	17,016,222	3,972,223
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,423,365)	(19,947,730)	(6,652,319)	(16,646,298)
Total distributions to shareholders	(8,423,365)	(19,947,730)	(6,652,319)	(16,646,298)
CAPITAL TRANSACTIONS:
Shares sold	4,759,301	4,884,548	11,591,215	14,269,354
Shares issued from reinvestment of distributions	8,217,734	19,069,756	5,065,559	11,446,538
Shares redeemed	(30,232,402)	(18,615,783)	(25,999,904)	(9,570,130)
Net increase (decrease) in net assets from capital transactions	(17,255,367)	5,338,521	(9,343,130)	16,145,762
Net increase (decrease) in net assets	(9,236,151)	(14,739,021)	1,020,773	3,471,687
NET ASSETS:
Beginning of the year	142,733,768	157,472,789	178,084,620	174,612,933
End of the year	$133,497,617	$142,733,768	$179,105,393	$178,084,620
SHARES TRANSACTIONS
Shares sold	250,516	244,711	669,865	826,130
Shares issued from reinvestment of distributions	414,409	981,965	295,074	682,118
Shares redeemed	(1,522,939)	(925,251)	(1,523,112)	(558,960)
Total increase (decrease) in shares outstanding	(858,014)	301,425	(558,173)	949,288

The accompanying notes are an integral part of these financial statements.

17

OSTERWEIS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Osterweis Opportunity Fund		Osterweis Strategic Income Fund
	Year Ended March 31,		Year Ended March 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$(2,015,736)	$(1,943,463)	$307,602,142	$301,679,201
Net realized gain (loss)	4,249,179	41,351,650	(38,528,197)	(3,903,377)
Net change in unrealized appreciation (depreciation)	35,630,345	(74,269,587)	(4,882,459)	42,993,234
Net increase (decrease) in net assets from operations	37,863,788	(34,861,400)	264,191,486	340,769,058
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,991,032)	(3,454,256)	(307,875,345)	(311,726,639)
Total distributions to shareholders	(6,991,032)	(3,454,256)	(307,875,345)	(311,726,639)
CAPITAL TRANSACTIONS:
Shares sold	40,136,873	180,999,268	1,117,871,671	1,467,067,432
Shares issued from reinvestment of distributions	6,487,243	3,283,822	266,784,396	272,382,932
Shares redeemed	(143,486,048)	(57,106,763)	(1,646,211,074)	(1,088,421,786)
Net increase (decrease) in net assets from capital transactions	(96,861,932)	127,176,327	(261,555,007)	651,028,578
Net increase (decrease) in net assets	(65,989,176)	88,860,671	(305,238,866)	680,070,997
NET ASSETS:
Beginning of the year	353,186,213	264,325,542	6,036,366,113	5,356,295,116
End of the year	$287,197,037	$353,186,213	$5,731,127,247	$6,036,366,113
SHARES TRANSACTIONS
Shares sold	2,511,555	10,749,786	99,773,371	131,185,492
Shares issued from reinvestment of distributions	378,045	180,430	23,855,928	24,435,372
Shares redeemed	(9,277,827)	(3,504,628)	(147,447,387)	(97,414,585)
Total increase (decrease) in shares outstanding	(6,388,227)	7,425,588	(23,818,088)	58,206,279

The accompanying notes are an integral part of these financial statements.

18

OSTERWEIS FUND
FINANCIAL HIGHLIGHTS

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$18.06	$20.72	$16.99	$20.36	$21.34
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.04	0.07	0.06	(0.02)
Net realized and unrealized gain (loss) on investments(b)	2.03	0.09	4.42	(2.18)	1.33
Total from investment operations	2.08	0.13	4.49	(2.12)	1.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.04)	(0.12)	—	(0.19)
Net realized gains	(1.17)	(2.75)	(0.64)	(1.25)	(2.10)
Total distributions	(1.19)	(2.79)	(0.76)	(1.25)	(2.29)
Net asset value, end of year	$18.95	$18.06	$20.72	$16.99	$20.36
Total return	11.22%	(0.33)%	26.94%	(10.12)%	5.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$133,498	$142,734	$157,473	$139,726	$176,962
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.93%	0.89%	0.93%	0.92%	0.96%
After expense reimbursement/recoupment	0.93%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	0.26%	0.20%	0.37%	0.36%	(0.07)%
Portfolio turnover rate	42%	42%	22%	54%	38%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

19

OSTERWEIS GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$16.02	$17.17	$15.22	$17.89	$17.98
INVESTMENT OPERATIONS:
Net investment income(a)	0.39	0.38	0.44	0.33	0.27
Net realized and unrealized gain (loss) on investments(b)	1.17	0.05	2.18	(1.68)	1.10
Total from investment operations	1.56	0.43	2.62	(1.35)	1.37
LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	(0.40)	(0.44)	(0.31)	(0.54)
Net realized gains	(0.23)	(1.18)	(0.23)	(1.01)	(0.92)
Total distributions	(0.62)	(1.58)	(0.67)	(1.32)	(1.46)
Net asset value, end of year	$16.96	$16.02	$17.17	$15.22	$17.89
Total return	9.76%	2.22%	17.60%	(7.33)%	7.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$179,105	$178,085	$174,613	$151,892	$171,037
Ratio of expenses to average net assets	0.97%	0.90%	0.91%	0.93%	0.97%
Ratio of net investment income (loss) to average net assets	2.31%	2.21%	2.78%	2.07%	1.44%
Portfolio turnover rate	46%	44%	32%	33%	34%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

20

OSTERWEIS OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$14.71	$15.94	$12.62	$14.04	$19.99
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.11)	(0.09)	(0.06)	(0.07)	(0.19)
Net realized and unrealized gain (loss) on investments(b)	2.09	(1.00)	3.38	(1.35)	(2.08)
Total from investment operations	1.98	(1.09)	3.32	(1.42)	(2.27)
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.39)	(0.14)	—	—	(3.68)
Total distributions	(0.39)	(0.14)	—	—	(3.68)
Net asset value, end of year	$16.30	$14.71	$15.94	$12.62	$14.04
Total return	13.34%	(6.98)%	26.31%	(10.18)%	(14.14)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$287,197	$353,186	$264,326	$198,035	$194,165
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.20%	1.17%	1.18%	1.22%	1.17%
After expense reimbursement/recoupment	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	(0.65)%	(0.52)%	(0.45)%	(0.58)%	(0.98)%
Portfolio turnover rate	178%	137%	110%	124%	133%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

21

OSTERWEIS STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

	Year Ended March 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.13	$11.06	$10.46	$11.15	$11.37
INVESTMENT OPERATIONS:
Net investment income(a)	0.59	0.59	0.63	0.50	0.47
Net realized and unrealized gain (loss) on investments(b)	(0.08)	0.09	0.60	(0.68)	(0.22)
Total from investment operations	0.51	0.68	1.23	(0.18)	0.25
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.61)	(0.63)	(0.51)	(0.47)
Total distributions	(0.59)	(0.61)	(0.63)	(0.51)	(0.47)
Net asset value, end of year	$11.05	$11.13	$11.06	$10.46	$11.15
Total return	4.69%	6.25%	12.10%	(1.49)%	2.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$5,731,127	$6,036,366	$5,356,295	$4,693,136	$5,390,062
Ratio of expenses to average net assets	0.85%	0.83%	0.86%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets	5.30%	5.28%	5.91%	4.74%	4.10%
Portfolio turnover rate	37%	40%	24%	10%	49%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

22

OSTERWEIS FUNDS
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026
NOTE 1 – ORGANIZATION
The Osterweis Fund, Osterweis Growth & Income Fund, Osterweis Opportunity Fund, and Osterweis Strategic Income Fund (each a “Fund”, collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.” The Funds commenced operations on October 1, 1993, August 31, 2010, November 30, 2016, and August 30, 2002, respectively.
The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Management Committee, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
The investment objective of the Osterweis Fund is to attain long-term total returns, which it seeks by investing primarily in equity securities. The investment objective of the Osterweis Growth & Income Fund is to attain long- term total returns and capital preservation, which it seeks by investing in both equity and fixed income securities that the Adviser believes can deliver attractive long-term returns and enhanced capital preservation. The investment objective of the Osterweis Opportunity Fund is to attain long-term capital appreciation. The investment objective of the Osterweis Strategic Income Fund is to preserve capital and attain long- term total returns through a combination of current income and moderate capital appreciation, which it seeks by investing primarily in income bearing securities. Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC may be referred to individually or collectively as the “Adviser” or “Advisers” throughout this report.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Securities for which market quotations are not ready available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Osterweis Capital Management (the “Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

23

OSTERWEIS FUNDS
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2026:
Osterweis Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$123,128,965	$—	$—	$123,128,965
Real Estate Investment Trusts	7,338,741	—	—	7,338,741
Money Market Funds	3,471,810	—	—	3,471,810
Total Investments	$133,939,516	$—	$—	$133,939,516

Refer to the Schedule of Investments for further disaggregation of investment categories.
Osterweis Growth and Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$100,319,473	$—	$541,244	$100,860,717
Corporate Bonds	—	52,972,780	391,068	53,363,848
Real Estate Investment Trusts	7,100,065	—	—	7,100,065
Convertible Bonds	—	5,512,268	—	5,512,268
Commercial Paper	—	5,983,326	—	5,983,326
Money Market Funds	5,754,316	—	—	5,754,316
Total Investments	$113,173,854	$64,468,374	$932,312	$178,574,540

Refer to the Schedule of Investments for industry classifications and disclosure of Level 3 securities.

24

OSTERWEIS FUNDS
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026(Continued)
The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Total
Balance as of March 31, 2025	$637,004	$387,077	$1,024,081
Acquisitions	—	—	—
Dispositions	(1,923)	—	(1,923)
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	(93,837)	3,991	(89,846)
Transfer in and/or out of Level 3	—	—	—
Balance as of March 31, 2026	$541,244	$391,068	$932,312
Change in unrealized appreciation/depreciation for Level 3 investments held at March 31, 2026	$(93,837)	$3,991	$(89,846)

Type of Security	Fair Value at 3/31/2026	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Approach	Last Trade Price	$63,250
		Estimated Proceeds	Future Proceeds from Equity Take-Out	0.0001
	$541,244	Estimated Proceeds	Future Proceeds from the Litigation Trust	0.0007514
Private Mortgage Backed Obligations	$391,068	Discounted Cash Flow	Adjustment to yield	300 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.
The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.
Osterweis Opportunity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$265,544,995	$—	$—	$265,544,995
Money Market Funds	27,342,833	—	—	27,342,833
Total Investments	$292,887,828	$—	$—	$292,887,828

Refer to the Schedule of Investments for further disaggregation of investment categories.

25

OSTERWEIS FUNDS
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026(Continued)
Osterweis Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$3,562,346,751	$13,283,516	$3,575,630,267
Convertible Bonds	—	429,797,754	—	429,797,754
Common Stocks	—	—	42,144,016	42,144,016
Commercial Paper	—	1,229,715,082	—	1,229,715,082
Money Market Funds	391,775,914	—	—	391,775,914
Total Investments	$391,775,914	$5,221,859,587	$55,427,532	$5,669,063,033

Refer to the Schedule of Investments for industry classifications and disclosure of Level 3 securities.
The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Total
Balance as of March 31, 2025	$50,596,617	$13,147,942	$63,744,559
Acquisitions	—	—	—
Dispositions	(1,127,773)	—	(1,127,773)
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	(7,324,828)	135,574	(7,189,254)
Transfer in and/or out of Level 3	—	—	—
Balance as of March 31, 2026	$42,144,016	$13,283,516	$55,427,532
Change in unrealized appreciation/depreciation for Level 3 investments held at March 31, 2026	$(7,324,828)	$135,574	$(7,189,254)

Type of Security	Fair Value at 3/31/2026	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Approach	Last Trade Price	$63,250
		Estimated Proceeds	Future Proceeds from Equity Take-Out	0.0001
	$42,144,016	Estimated Proceeds	Future Proceeds from the Litigation Trust	0.0007514
Private Mortgage Backed Obligations	$13,283,516	Discounted Cash Flow	Adjustment to yield	300 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.
The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.
B.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from dividends receivable, interest receivable

26

OSTERWEIS FUNDS
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026(Continued)
and other foreign currency denominated payables and receivables in Change in net unrealized appreciation/depreciation on foreign currency translation and Net realized gain (loss) on foreign currency translation. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in Change in net unrealized appreciation/depreciation on investments and Net realized gain (loss) on investments.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.
As of the most recent fiscal year end March 31, 2026, there were $582,355 of late-year losses for the Opportunity Fund. There were no post-October losses for the Funds.
As of the most recent fiscal year end March 31, 2026, the Funds had the following capital loss carryovers available for federal income tax purposes:

Capital Loss Carryovers
	Short-Term	Long-Term
Osterweis Fund	$—	$—
Osterweis Growth & Income Fund	—	—
Osterweis Opportunity Fund	—	—
Osterweis Strategic Income Fund	(2,067,753)	(464,576,778)

As of March 31, 2026, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, as of March 31, 2026, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs and MLPs are generally comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Osterweis Fund and Osterweis Opportunity Fund normally are declared and paid on an annual basis. Distributions to shareholders from net investment income for the Osterweis Growth & Income Fund normally are declared and paid on a quarterly basis, and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions to shareholders

27

OSTERWEIS FUNDS
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026(Continued)
from net investment income for the Osterweis Strategic Income Fund normally are declared and paid on a monthly basis, and distributions to shareholders from net realized gains on securities are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.
F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2026, the following adjustments were made:

	Distributable Earnings	Paid In Capital
Osterweis Fund	$(1,200,017)	$1,200,017
Osterweis Growth & Income Fund	(262,871)	262,871
Osterweis Opportunity Fund	93,619	(93,619)
Osterweis Strategic Income Fund	—	—

The permanent differences primarily relate to equalization, net operating loss, and passive foreign investment company (PFIC) adjustments.
K.
Restricted Cash. Restricted cash represents amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and equivalents in the Statements of Assets and Liabilities. Interest income earned on restricted cash is recorded in other income on the Statements of Operations.

L.
Recently Issued Accounting Pronouncements. In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management has determined that additional disclosures were not necessary due to being deemed immaterial.

28

OSTERWEIS FUNDS
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026(Continued)
M.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Advisers provide the Funds with investment management services under separate Investment Advisory Agreements (the “Advisory Agreements”). Under the Advisory Agreements, the Advisers furnish all investment advice, office space, certain administrative services, and most of the personnel needed by each Fund. As compensation for their services, the Advisers are entitled to a monthly fee. For the Osterweis Fund, the Adviser is entitled to a monthly fee at an annual rate of 0.75%. For the Osterweis Growth & Income Fund, the Adviser is entitled to a monthly fee at the annual rate of 0.75%. For the Osterweis Opportunity Fund, the Adviser is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets up to $500 million, 0.85% of the average daily net assets from $500 million to $1 billion, and 0.75% of the average daily net assets greater than $1 billion. For the Osterweis Strategic Income Fund, the Adviser is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets up to $250 million, 0.75% of the average daily net assets from $250 million to $2.5 billion, and 0.65% of the average daily net assets greater than $2.5 billion. The amount of investment advisory fees incurred by the Funds for the year ended March 31, 2026 are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any waiver or reimbursement discussed below.
The Adviser has contractually agreed to limit the annual ratio of expenses (Expense Cap) at least until June 30, 2026 for the Osterweis Fund and the Osterweis Opportunity Fund by reducing all or a portion of their fees and reimbursing Fund expenses so that each Fund’s ratios of expenses to average net assets will not exceed 0.95% and 1.10%, respectively. Each Operating Expenses Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. Any fees waived and/or any Fund expenses absorbed by the Adviser pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon Board review and approval. Any amount due from the Adviser is paid monthly to the Funds, if applicable. The amount of fees waived and expenses absorbed by the Adviser during the year ended March 31, 2026, are disclosed in the Statements of Operations.
The Adviser may recapture a portion of the above no later than the years as stated below:

	March 31, 2027	March 31, 2028	March 31, 2029	Total
Osterweis Fund	$—	$—	$3,353	$3,353
Osterweis Opportunity Fund	168,962	263,121	310,459	742,542

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the year ended March 31, 2026, are disclosed in the Statements of Operations.
Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.
The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”). All Arrangements must be approved by the Board. For the year ended March 31, 2026, the Sub-Transfer Agent Fees and Transfer Agent Fees incurred by the Funds are disclosed in the Statements of Operations.

29

OSTERWEIS FUNDS
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026(Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the year ended March 31, 2026, the cost of purchases and proceeds from sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales
Osterweis Fund	$59,995,192	$77,251,343
Osterweis Growth & Income Fund	75,636,084	83,749,873
Osterweis Opportunity Fund	512,448,431	613,035,463
Osterweis Strategic Income Fund	1,534,585,656	2,521,135,598

The Funds did not purchase or sell long-term U.S. Government securities during the year ended March 31, 2026.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended March 31, 2026 and the year ended March 31, 2025, was as follows:
Ordinary Income

	March 31, 2026	March 31, 2025
Osterweis Fund	$118,892	$432,263
Osterweis Growth & Income Fund	4,190,865	4,334,982
Osterweis Opportunity Fund	—	—
Osterweis Strategic Income Fund	307,875,345	311,726,639

Long-Term Capital Gains1

	March 31, 2026	March 31, 2025
Osterweis Fund	$8,304,473	$19,515,467
Osterweis Growth & Income Fund	2,461,454	12,311,316
Osterweis Opportunity Fund	6,991,032	3,454,256
Osterweis Strategic Income Fund	—	—

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).
The cost basis of investments for federal income tax purposes at most recent fiscal year end, March 31, 2026, was as follows:

	Osterweis Fund	Growth & Income Fund	Opportunity Fund	Strategic Income Fund
Cost of investments	$88,742,387	$142,742,063	$276,262,331	$5,745,389,839
Gross tax unrealized appreciation	46,471,286	38,575,501	33,406,167	43,655,494
Gross tax unrealized depreciation	(1,274,157)	(2,743,024)	(16,780,670)	(119,982,300)
Gross tax unrealized appreciation/depreciation	45,197,129	35,832,477	16,625,497	(76,326,806)
Undistributed ordinary income	259,262	48,586	—	3,271,018
Undistributed long-term capital gain	10,134,223	5,363,190	4,175,783	—
Total distributable earnings	10,393,485	5,411,776	4,175,783	3,271,018
Other accumulated gain/(loss)	—	—	(582,355)	(466,644,531)
Total distributable (accumulated) earnings (losses)	$55,590,614	$41,244,253	$20,218,925	$(539,700,319)

The tax difference between book basis and tax basis unrealized appreciation is primarily attributable to wash sale deferrals.

30

OSTERWEIS FUNDS
NOTES TO FINANCIAL STATEMENTS
at March 31, 2026(Continued)
NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility details for the year ended March 31, 2026, are as follows:

	Osterweis Fund	Osterweis Growth & Income Fund	Osterweis Opportunity Fund	Osterweis Strategic Income Fund
Maximum available credit	$20,000,000	$20,000,000	$15,000,000	$300,000,000
Largest amount outstanding on an individual day	2,525,000	—	—	—
Average balance when in use	1,695,500	—	—	—
Credit facility outstanding as of March 31, 2026	—	—	—	—
Average interest rate when in use	7%	—	—	—

Interest expenses for the year ended March 31, 2026, are disclosed in the Statements of Operations, as applicable.

31

Osterweis Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the Osterweis Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Osterweis Fund, Osterweis Growth & Income Fund, Osterweis Opportunity Fund, and Osterweis Strategic Income Fund (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of March 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2026, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
May 29, 2026

32

Osterweis Funds
Additional Information (Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended March 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Osterweis Fund	100.00%
Osterweis Growth & Income Fund	30.13%
Osterweis Opportunity Fund	0.00%
Osterweis Strategic Income Fund	2.38%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2026, was as follows:

Osterweis Fund	100.00%
Osterweis Growth & Income Fund	23.90%
Osterweis Opportunity Fund	0.00%
Osterweis Strategic Income Fund	2.38%

Information About Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 236-0050. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 236-0050. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Fund’s website at www.osterweis.com/mutual_funds/literature.
Information About the Portfolio Holdings
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds Form N-PORT reports may also be obtained by (866) 236-0050.

33

Osterweis Funds
Additional Information (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

34

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	6/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Craig Benton
Craig Benton, President/Principal Executive Officer

Date	6/8/2026

By (Signature and Title)	/s/ Kathryn LaPlante Johnson
Kathryn LaPlante Johnson, Treasurer/Principal Financial Officer

Date	6/8/2026

* Print the name and title of each signing officer under his or her signature.